SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.81%	2.70%
Expected term (in years)	4 years 2 months 19 days	4 years 2 months 19 days
Volatility	63.00%	78.00%